Long-Term Deposits - Schedule of Longterm Deposits (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Deposits [Abstract]
Supply Agreement deposit		$ 0	$ 10,000
Deposits on property and equipment	$ 5,305	4,846
Deposits on property and equipment		4,873	0
Other long-term deposits	95	95
Other long-term deposits		68	519
Total long-term deposits	$ 5,400	$ 4,941	$ 10,519